Concentration and Risks (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Concentration and Risks [Line Items]
Short term investments	¥ 566,323	¥ 516,525
Cash and cash equivalents and short term investments percentage	92.80%	81.50%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Concentration and Risks [Line Items]
Concentration risk, percentage	37.50%
Supplier One [Member] | Credit Concentration Risk [Member] | Total Purchases [Member]
Concentration and Risks [Line Items]
Concentration risk, percentage	15.20%
Supplier Two [Member] | Credit Concentration Risk [Member] | Total Purchases [Member]
Concentration and Risks [Line Items]
Concentration risk, percentage	10.10%